Jun. 24, 2019
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Large-Cap Value
Pacific Funds Large-Cap Value

SUPPLEMENT DATED JUNE 24, 2019

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2018 FOR

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R, and ADVISOR CLASS SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2018 for Class A, Class B, Class C, Class I, Class R and Advisor Class Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective June 28, 2019 and affect Pacific Funds Large-Cap, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value and Pacific Funds Small-Cap Growth (the “PF U.S. Equity Funds”).  Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Pacific Life Fund Advisors LLC, the investment adviser to the PF U.S. Equity Funds, has determined to reduce its management fee for each of the PF U.S. Equity Funds, which will have the following impact to the fee tables in the Annual Fund Operating Expenses section of the Prospectus for each PF U.S. Equity Fund:

Pacific Funds Large-Cap Value: The Management Fee is reduced by 0.10%, from 0.65% to 0.55%, resulting in the decreases to Total Annual Fund Operating Expenses below:

	Prior to 6/28/19	Effective 6/28/19
Total Annual Fund Operating Expenses
Class A	1.47%	1.37%
Class C	2.22%	2.12%
Advisor Class	1.22%	1.12%
Total Annual Fund Operating Expenses After Expense Reimbursement
Class A	1.10%	1.00%
Class C	1.85%	1.75%
Advisor Class	0.85%	0.75%